Capital Management (Tables)	12 Months Ended
Dec. 31, 2020
Regulated Operations [Abstract]
Summary of Company's Capital Structure	At December 31, 2020 and 2019, the Company’s capital structure was as follows:

As at December 31 (millions of dollars)	2020	2019
Long-term debt payable within one year	806	653
Short-term notes payable	800	1,143
Less: cash and cash equivalents	(757)	(30)
	849	1,766

Long-term debt	12,726	10,822
Preferred shares	—	418
Common shares	5,678	5,661
Retained earnings	4,838	3,667
Total capital	24,091	22,334